Spartan®

New York Municipal
Funds

and

Fidelity®
New York Municipal
Money Market Fund

Semiannual Report

July 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan New York Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New York Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The Dow Jones Industrial Average®    - often regarded as a barometer of overall U.S. stock market performance - recorded two of its three largest point gains ever in late July. Still, many equity benchmarks were lingering near four- to five-year lows through the first seven months of 2002, due in part to investors' lack of faith in corporate accounting standards. As a result, many investors turned to fixed-income securities for capital protection.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan New York Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® NY Municipal Income	4.67%	6.87%	32.96%	85.25%
LB New York 4 Plus Year Municipal Bond	4.41%	6.49%	35.27%	n/a*
New York Municipal Debt Funds Average	3.93%	5.23%	26.80%	74.29%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers ® New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 102 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Income	6.87%	5.86%	6.36%
LB New York 4 Plus Year Municipal Bond	6.49%	6.23%	n/a*
New York Municipal Debt Funds Average	5.23%	4.85%	5.70%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan New York Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® New York Municipal Income Fund on July 31, 1992. As the chart shows, by July 31, 2002, the value of the investment would have grown to $18,525 - an 85.25% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $18,788 - an 87.88% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended July 31,	Years ended January 31,
	2002	2002	2001	2000	1999	1998
Dividend returns	2.27%	4.66%	5.48%	4.44%	4.81%	5.36%
Capital returns	2.40%	0.94%	8.86%	-9.47%	1.64%	5.46%
Total returns	4.67%	5.60%	14.34%	-5.03%	6.45%	10.82%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended July 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.84¢	28.47¢	57.46¢
Annualized dividend rate	4.33%	4.43%	4.44%
30-day annualized yield	3.62%	-	-
30-day annualized tax-equivalent yield	6.22%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $13.16 over the past one month, $12.96 over the past six months and $12.95 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.82% combined effective federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan New York Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market continued to benefit from an environment characterized by shaky equity markets, low interest rates, low levels of inflation and high demand for municipal securities. As a result, the overall muni market registered gains in five of the six months that ended July 31, 2002, finishing the overall period with a return of 4.17% according to the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds. The taxable bond market, meanwhile, barely edged the absolute return of tax-exempt munis, as the Lehman Brothers Aggregate Bond Index, a gauge of the overall investment-grade taxable bond market, returned 4.20%. On a tax-adjusted yield basis, however, munis had a decided edge: For an investor in a 28% tax bracket, a muni yielding 3.85% is the after-tax equivalent of a taxable bond yielding 5.35%. The only blip on the radar screen for the muni market during the past six months occurred in March, when the Lehman Brothers muni bond index fell nearly 2.00% for the month as equities staged a powerful but short-lived rally, the economic picture brightened somewhat and expectations for interest rate hikes were on the rise.

(Portfolio Manager photograph)
Note to shareholders: Mark Sommer became Portfolio Manager of Spartan New York Municipal Income Fund on June 1, 2002.

Q. How did the fund perform, Mark?

A. Very well. For the six months ending July 31, 2002, the fund gained 4.67%. To get a sense of how the fund did relative to its competitors, the New York municipal debt funds average returned 3.93%, according to Lipper Inc. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index returned 4.41%. For the 12 months ending July 31, 2002, the fund returned 6.87%, while the Lipper average was up 5.23% and the Lehman Brothers index gained 6.49%.

Q. It was a very good six-month period for both the municipal market and the fund. What was behind their strong returns?

A. Beginning with municipal bonds as a group, there was plenty working in their favor. Strong first-quarter 2002 economic growth proved unsustainable, calming fears that interest rates would rise. Heightened geopolitical concerns also helped foster an atmosphere of risk aversion, in which investors shied away from stocks and corporate bonds in favor of fixed-income securities such as U.S. Treasuries and munis. Demand was further boosted by a crisis of confidence in corporate accounting practices and ethics, which significantly dampened demand for stocks. In July, munis posted very strong gains as stocks suffered a major sell-off and speculation grew that the Federal Reserve Board might cut interest rates before year's end. As for the fund's outperformance of its peer group, some of it stemmed from our approach to managing interest rate sensitivity.

Semiannual Report

Spartan New York Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What was that approach and how did it work in the fund's favor during the six-month period?

A. Our approach is to manage the fund so that its interest rate sensitivity is in line with the New York municipal market overall. That way, the fund doesn't have too little or too much interest rate sensitivity at the wrong time. History proves that it's impossible to predict the direction of long-term interest rates with any consistency over time. Instead of positioning the fund based on our interest rate forecast - and risk compromising returns based on something we have no control over - we routinely focused on finding bonds that offered strong fundamentals and attractive prices from both a historic basis and relative to other bonds. The success of this strategy was underscored during the past six months because there was a lot of interest rate volatility. Keeping our interest rate sensitivity in line with the market helped ensure the fund wasn't susceptible to the vagaries of that volatility.

Q. Were there particular bonds that performed better than others?

A. One the of the brightest spots - and a key contributor to the fund's outperformance of its Lipper average and the Lehman Brothers index - was our stake in bonds that were pre-refunded during the period. Some issuers restructured their debt by retiring old bonds and backing them with U.S. Treasury bonds. This pre-refunding process often gave the bonds a price lift because their Treasury backing helped their perceived credit quality. In addition, the fund's relatively small exposure to bonds issued by New York City also helped performance; the city issuers came under pressure when its revenues slowed as the economy sputtered. Our emphasis on bonds backed by less economically sensitive streams of income - such as colleges, universities, and water and sewer authorities - also was a plus.

Q. Were there any disappointments?

A. Although there was a dramatic increase in the supply of New York bonds, it wasn't always attractive from a price, structural or fundamental viewpoint. So, disappointingly perhaps, there weren't many opportunities to add attractive new issuance to the fund.

Q. What's your outlook for the municipal market?

A. The supply of New York municipals is expected to increase this year, which may put some pressure on their prices. Meanwhile, demand is likely to be a reflection of the stock market's strength. However, interest rates will be the real key for muni bond performance. But no matter what the interest rate environment, I plan to maintain a bias toward research-driven strategies that I believe will help us find attractively priced bonds with good credit fundamentals.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fund Facts

Goal: seeks a high level of current income exempt from federal and New York State and City income taxes

Fund number: 071

Trading symbol: FTFMX

Start date: July 10, 1984

Size: as of July 31, 2002, more than $1.4 billion

Manager: Mark Sommer, since June 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Mark Sommer on the fiscal situation of two major New York bond issuers:

"There's bound to be plenty of activity associated with the New York State and City budgets in the months to come, especially given that this is an election year. Just a few weeks after his first budget took effect, New York City's Mayor Bloomberg called for city agencies to steady themselves for another round of spending cuts - about $1 billion in total - to make sure the budget stays balanced this year and to save money to offset next year's deep deficit. Recently, Governor Pataki filed a lawsuit against the state legislature for passing its own budget over his objections. For municipal investors, these developments potentially have several implications. The supply of New York municipals may increase more than originally expected if the state, city and other issuers turn to the debt market for additional funding. Furthermore, the creditworthiness of the state and city also will hinge on their ability to effectively manage through a period of declining revenues and rising costs. Not only that, but municipalities and agencies that receive money from the state or city may also face additional challenges. Drawing on the resources of Fidelity's credit research team, I'll continue to watch these events closely in order to determine their effect on municipal issuers across the state."

Semiannual Report

Spartan New York Municipal Income Fund

Investment Changes

Top Five Sectors as of July 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.0	29.1
Transportation	17.1	20.9
Special Tax	13.8	15.2
Water & Sewer	11.2	9.4
Escrowed/Pre-Refunded	10.3	2.3
Average Years to Maturity as of July 31, 2002
		6 months ago
Years	14.7	14.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2002
6 months ago
Years	7.3	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification

As of July 31, 2002 As of January 31, 2001

Aaa 51.7%	Aaa 49.3%
Aa, A 44.3%	Aa, A 43.2%
Baa 3.7%	Baa 5.7%
Not Rated 0.3%	Not Rated 0.3%
Short-term Investments 0.0%	Short-term Investments 1.5%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan New York Municipal Income Fund

Investments July 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.7%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - 95.7%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	Aaa	$ 1,275,000	$ 1,376,860
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	Aaa	500,000	542,460
5% 7/1/10 (AMBAC Insured)	Aaa	600,000	650,988
5% 7/1/11 (AMBAC Insured)	Aaa	500,000	543,540
5.5% 7/1/21 (AMBAC Insured)	Aaa	2,300,000	2,446,602
Buffalo Gen. Oblig. Series 2001 C:
5% 12/1/07 (FGIC Insured)	Aaa	1,010,000	1,106,859
5% 12/1/08 (FGIC Insured)	Aaa	1,030,000	1,126,006
5% 12/1/09 (FGIC Insured)	Aaa	1,840,000	2,008,323
5% 12/1/10 (FGIC Insured)	Aaa	1,840,000	1,996,621
5% 12/1/11 (FGIC Insured)	Aaa	1,820,000	1,977,284
Buffalo Swr. Auth. Rev. (Swr. Sys. Proj.) Series G, 5% 7/1/12 (FGIC Insured)	Aaa	2,700,000	2,727,513
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	Aaa	435,000	581,743
7.8% 5/1/15 (MBIA Insured)	Aaa	435,000	588,729
7.8% 5/1/16 (MBIA Insured)	Aaa	435,000	594,976
7.8% 5/1/17 (MBIA Insured)	Aaa	435,000	598,769
7.8% 5/1/18 (MBIA Insured)	Aaa	434,000	599,115
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	A3	4,190,000	4,347,251
5.75% 8/1/30	A3	9,445,000	9,942,657
(Vassar College Proj.) 5.35% 9/1/40	Aa2	5,000,000	5,067,450
Erie County Gen. Oblig. Series A:
6% 2/1/04 (FGIC Insured)	Aaa	1,100,000	1,168,574
6% 2/1/05 (FGIC Insured)	Aaa	1,000,000	1,091,030
6% 2/1/06 (FGIC Insured)	Aaa	1,030,000	1,145,350
Erie County Wtr. Auth. Impt. & Extension Rev. Series 3, 6.1% 12/1/04 (Escrowed to Maturity) (e)	Aaa	1,535,000	1,612,778
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	A3	7,000,000	7,196,700
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 5.25% 12/1/05 (AMBAC Insured)	Aaa	5,600,000	6,115,872
Series A, 5.75% 12/1/24	Baa1	25,000,000	26,078,500
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	Aaa	11,180,000	12,276,423
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
5% 4/1/06 (FSA Insured)	Aaa	$ 6,605,000	$ 7,134,985
Metro. Trans. Auth. Commuter Facilities Rev.:
(Svc. Contract Proj.):
Series 8, 5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (e)	A3	8,000,000	9,042,800
Series R, 5.4% 7/1/10	A3	2,960,000	3,326,922
Series 1997 B, 5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	3,000,000	3,066,420
Series 1997 D, 6% 7/1/05 (MBIA Insured)	Aaa	5,000,000	5,516,950
Series A:
5.625% 7/1/27 (MBIA Insured) (Pre-Refunded to 1/1/08 @ 101.5) (e)	Aaa	6,000,000	6,873,180
5.75% 7/1/21 (MBIA Insured) (Pre-Refunded to 1/1/08 @ 101.5) (e)	Aaa	5,300,000	6,104,169
6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (e)	Baa1	5,000,000	5,834,100
Series B:
4.75% 7/1/26 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	6,000,000	5,800,620
4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	3,000,000	3,052,290
5.125% 7/1/24 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	5,080,000	5,148,631
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	4,680,000	4,726,800
Series E, 5.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	3,705,000	4,119,552
Metro. Trans. Auth. Dedicated Tax Fund Series A:
4.75% 4/1/28 (FGIC Insured)	Aaa	5,445,000	5,159,355
5% 4/1/23 (FGIC Insured)	Aaa	6,335,000	6,318,592
5% 4/1/29 (FSA Insured)	Aaa	10,000,000	9,856,300
5.25% 4/1/26 (MBIA Insured)	Aaa	5,580,000	5,727,089
Metro. Trans. Auth. Rev. Series A, 5% 11/15/30 (FSA Insured)	Aaa	42,500,000	41,873,543
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.):
Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (e)	Baa1	5,400,000	6,244,668
Series O, 5.75% 7/1/13	A3	3,000,000	3,420,420
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev.: - continued
(Trans. Facilities Proj.):
Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (e)	Baa1	$ 1,830,000	$ 2,116,249
Series 7:
0% 7/1/10	A3	9,500,000	7,060,210
5.45% 7/1/07 (Escrowed to Maturity) (e)	A3	4,930,000	5,568,238
5.625% 7/1/16 (Escrowed to Maturity) (e)	A3	3,000,000	3,124,680
Series P, 5.75% 7/1/15 (Pre-Refunded to 7/1/03 @ 101.5) (e)	A3	6,000,000	6,331,260
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.):
Series 8:
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (e)	A3	3,000,000	3,391,050
5.375% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100) (e)	Aaa	3,000,000	3,424,290
5.375% 7/1/21 (MBIA Insured) (Pre-Refunded to 7/1/13 @ 100) (e)	Aaa	3,000,000	3,424,290
Series R:
5.3% 7/1/09 (Escrowed to Maturity) (e)	A3	4,000,000	4,481,400
5.4% 7/1/10 (Escrowed to Maturity) (e)	A3	3,000,000	3,339,330
Series A:
4.75% 7/1/21 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,000,000	1,992,460
4.75% 7/1/24 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	5,000,000	4,880,350
5.75% 7/1/21 (MBIA Insured) (Pre-Refunded to 7/1/07 @ 101.5) (e)	Aaa	14,500,000	16,767,510
6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (e)	Baa1	2,000,000	2,333,640
Series B, 4.75% 7/1/26 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	8,500,000	8,160,085
Series B1, 5% 7/1/18 (AMBAC Insured) (Pre-Refunded to 1/1/12 @ 100) (e)	Aaa	2,970,000	3,281,702
Series C:
4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (e)	Aaa	4,100,000	4,341,367
5.125% 7/1/13 (FSA Insured)	Aaa	2,500,000	2,701,725
5.125% 7/1/14 (FSA Insured)	Aaa	1,030,000	1,148,254
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (e)	Aaa	2,345,000	2,626,142
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.:
Series N:
0% 7/1/11 (FGIC Insured)	Aaa	$ 5,980,000	$ 4,213,448
0% 7/1/13 (FGIC Insured)	Aaa	4,000,000	2,542,240
Monroe County Gen. Oblig.:
Series 1996, 6.1% 3/1/04 (MBIA Insured)	Aaa	870,000	885,764
6% 6/1/04	A1	540,000	579,755
6% 6/1/04 (Escrowed to Maturity) (e)	A1	970,000	1,048,880
6% 6/1/05	A1	770,000	846,284
6.5% 6/1/04	A1	65,000	70,364
6.5% 6/1/05	A1	115,000	127,787
6.5% 6/1/06	A1	120,000	136,216
6.5% 6/1/07 (AMBAC Insured)	Aaa	50,000	57,835
7% 6/1/03 (FGIC Insured)	Aaa	410,000	428,901
7% 6/1/03 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	590,000	617,653
7% 6/1/04 (FGIC Insured)	Aaa	875,000	955,518
7% 6/1/04 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	1,275,000	1,401,518
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	Aaa	1,000,000	1,030,460
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	Aaa	1,245,000	1,300,390
5.625% 5/15/24 (MBIA Insured)	Aaa	2,645,000	2,751,805
Muni. Assistance Corp. for New York City:
Series 1996 E, 6% 7/1/05	Aa1	1,000,000	1,102,800
Series 1996 G, 6% 7/1/07	Aa1	2,250,000	2,557,305
Series 1999 O:
5.25% 7/1/07	Aa1	1,780,000	1,962,575
5.25% 7/1/08	Aa1	8,000,000	8,820,640
Series D, 6% 7/1/05 (AMBAC Insured)	Aaa	10,000,000	11,033,900
Series G, 6% 7/1/06	Aa1	4,000,000	4,490,800
Series H:
6% 7/1/05	Aa1	5,000,000	5,514,000
6.25% 7/1/07	Aa1	1,195,000	1,368,813
Series L:
6% 7/1/05	Aa1	3,500,000	3,859,800
6% 7/1/07	Aa1	5,250,000	5,967,045
Series P, 5% 7/1/08	Aa1	10,850,000	11,818,471
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Nassau County Gen. Oblig.:
(Combined Swr. District Proj.) Series E, 5.3% 7/1/07 (MBIA Insured)	Aaa	$ 350,000	$ 385,851
Series 1997 X, 5% 11/1/07 (AMBAC Insured)	Aaa	2,410,000	2,637,721
Series A:
6% 7/1/09 (FGIC Insured)	Aaa	5,620,000	6,449,456
6.5% 5/1/07 (FGIC Insured)	Aaa	4,000,000	4,597,480
Series D, 5.25% 9/1/03 (FSA Insured)	Aaa	2,500,000	2,600,400
Series P, 6.3% 11/1/03 (FGIC Insured)	Aaa	1,000,000	1,057,010
Series R, 5.125% 11/1/05 (FGIC Insured)	Aaa	2,065,000	2,241,289
Series T, 5.2% 9/1/11 (FGIC Insured)	Aaa	2,695,000	2,876,778
Series U:
5.125% 11/1/04 (AMBAC Insured)	Aaa	1,505,000	1,611,193
5.25% 11/1/11 (AMBAC Insured)	Aaa	1,500,000	1,606,800
5.25% 11/1/15 (AMBAC Insured)	Aaa	2,150,000	2,265,111
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	-	220,000	221,533
Series 2001 B, 5.875% 11/1/11	-	1,500,000	1,510,455
Series 2001 C, 5.625% 11/1/10	-	1,000,000	997,730
Series 2001 D, 5.625% 11/1/10	-	1,225,000	1,222,219
Nassau County Interim Fin. Auth. Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	Aaa	7,845,000	8,942,359
5.75% 11/15/12 (MBIA Insured)	Aaa	7,710,000	8,712,300
New York City Edl. Construction Fund Sr. Series A, 6.25% 10/1/03 (MBIA Insured)	Aaa	1,895,000	1,997,917
New York City Gen. Oblig.:
Series A, 6.25% 8/1/08	A2	1,000,000	1,123,370
Series B:
5.5% 8/1/11 (FGIC Insured) (b)	Aaa	2,000,000	2,234,960
5.875% 8/15/13	A2	3,870,000	4,134,282
6.2% 8/15/06	A2	2,195,000	2,408,837
6.5% 8/15/11	A2	1,000,000	1,160,280
7.5% 2/1/03	A2	4,775,000	4,887,308
7.5% 2/1/07	A2	1,505,000	1,534,649
Series C:
6% 2/1/22	A2	3,410,000	3,677,890
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (e)	A2	90,000	103,631
6.4% 8/1/03	A2	6,000,000	6,113,100
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Series D:
5.25% 8/1/13	A2	$ 2,500,000	$ 2,600,975
5.25% 8/1/21 (MBIA Insured)	Aaa	5,000,000	5,093,250
5.375% 8/1/17	A2	2,500,000	2,570,900
5.75% 2/15/08	A2	895,000	947,707
5.75% 2/15/08 (Pre-Refunded to 2/15/05 @ 101) (e)	A2	105,000	115,849
Series E:
6% 8/1/26	A2	3,455,000	3,729,085
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (e)	Aaa	295,000	340,291
6.5% 2/15/06	A2	1,000,000	1,112,070
Series F:
5.75% 2/1/15	A2	2,500,000	2,627,825
6% 8/1/16	A2	7,750,000	8,481,600
Series G:
6% 10/15/26	A2	4,965,000	5,226,109
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (e)	Aaa	50,000	58,592
Series H:
5.5% 8/1/12	A2	9,000,000	9,588,960
6% 8/1/17	A2	1,000,000	1,065,730
7% 2/1/05	A2	445,000	453,620
7% 2/1/06	A2	280,000	285,424
Series I:
5.875% 3/15/12	A2	10,000,000	10,670,500
6.125% 4/15/11	A2	8,495,000	9,274,246
6.25% 4/15/07 (MBIA Insured)	Aaa	8,005,000	9,103,286
Series J:
5.875% 2/15/19	A2	4,000,000	4,175,440
6.125% 8/1/12	A2	1,000,000	1,091,760
Series L, 5.75% 8/1/12	A2	3,700,000	3,969,064
Series M, 8% 6/1/05 (AMBAC Insured)	Aaa	6,580,000	7,575,422
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	A3	2,605,000	2,826,998
5.5% 2/15/17 (FSA Insured)	A3	3,000,000	3,231,420
5.5% 2/15/18 (FSA Insured)	A3	2,500,000	2,678,800
5.5% 2/15/19 (FSA Insured)	A3	1,250,000	1,329,450
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001:
5% 7/1/41 (AMBAC Insured)	Aaa	$ 10,000,000	$ 9,719,700
5.375% 7/1/15 (AMBAC Insured)	Aaa	1,090,000	1,180,405
(Spence School, Inc. Proj.) 5% 7/1/27	Aa3	3,255,000	3,209,690
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	Aaa	2,590,000	2,810,668
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.):
5.7% 1/1/04 (d)	A3	1,500,000	1,550,670
6% 1/1/08 (d)	A3	500,000	517,665
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	Aaa	1,000,000	1,093,930
5.875% 6/15/26	Aa2	18,085,000	20,289,742
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	Aaa	13,450,000	13,618,663
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	Aaa	3,785,000	3,808,467
Series A:
5% 6/15/32	Aa2	5,000,000	4,894,650
6% 6/15/28	Aa2	15,000,000	16,680,450
Series B:
5.375% 6/15/07 (AMBAC Insured)	Aaa	355,000	377,830
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101)(Escrowed to Maturity) (e)	Aaa	145,000	155,236
5.75% 6/15/26 (MBIA Insured)	Aaa	5,025,000	5,353,082
5.75% 6/15/29 (MBIA Insured)	Aaa	5,965,000	6,332,921
5.5% 6/15/33	Aa2	14,215,000	14,669,169
New York City Transitional Fin. Auth. Rev.:
Series 2000 B, 6.125% 11/15/15	Aa2	4,700,000	5,336,239
Series A:
5.125% 8/15/21	Aa2	13,350,000	13,470,284
5.5% 11/15/20 (FGIC Insured)	Aaa	9,000,000	9,607,500
5.75% 8/15/18 (Pre-Refunded to 8/15/09 @ 101) (e)	Aa2	2,000,000	2,330,560
Series B:
4.75% 11/15/23	Aa2	23,500,000	22,320,535
5.125% 11/1/14	Aa2	1,000,000	1,057,630
6% 11/15/29 (Pre-Refunded to 5/15/10 @ 101) (e)	Aa2	3,000,000	3,543,030
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series C:
5.5% 2/1/08	Aa2	$ 3,000,000	$ 3,320,370
5.5% 11/1/29	Aa2	16,140,000	17,912,656
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	Aaa	4,850,000	5,054,719
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	Aaa	1,250,000	1,347,963
New York Local Govt. Assistance Corp.:
Series C, 5.5% 4/1/22	A1	6,375,000	6,409,425
Series D, 5.375% 4/1/14	A1	4,000,000	4,157,640
Series E, 5.25% 4/1/16	A1	8,600,000	9,435,318
New York State Dorm. Auth. Lease Rev. (State Univ. Dorm. Facilities Proj.) Series A, 5.3% 7/1/24 (AMBAC Insured)	Aaa	3,150,000	3,189,312
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	Aaa	4,625,000	4,683,136
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	AAA	600,000	682,404
6% 7/1/09 (AMBAC Insured)	AAA	370,000	423,876
6% 7/1/10 (AMBAC Insured)	AAA	250,000	287,300
(City Univ. Sys. Consolidation Fourth Gen. Proj.) Series A, 5.25% 7/1/30 (FGIC Insured)	Aaa	10,100,000	10,177,871
(City Univ. Sys. Consolidation Proj.):
Series A:
5.5% 7/1/05	A3	1,000,000	1,086,770
5.75% 7/1/07	A3	500,000	558,025
Series D, 7% 7/1/09	A3	6,000,000	6,860,160
(City Univ. Sys. Proj.):
Series C, 7.5% 7/1/10	A3	4,000,000	4,785,840
Series U, 6.25% 7/1/03	A3	525,000	547,286
(City Univ. Sys. Third Gen. Resolution Proj.) Series 2, 5.5% 7/1/16 (AMBAC Insured)	Aaa	2,500,000	2,658,350
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	Aaa	1,900,000	2,230,790
6% 7/1/21 (MBIA Insured)	Aaa	2,500,000	2,890,625
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Columbia Univ. Proj.) Series 2001 A:
4.5% 7/1/06	Aaa	$ 1,000,000	$ 1,071,260
5% 7/1/07	Aaa	1,105,000	1,211,102
5% 7/1/08	Aaa	870,000	953,529
5.25% 7/1/13	Aaa	1,000,000	1,101,780
5.25% 7/1/15	Aaa	2,000,000	2,175,260
(FIT Student Hsg. Proj.):
5.75% 7/1/03 (AMBAC Insured)	Aaa	1,590,000	1,651,120
5.75% 7/1/04 (AMBAC Insured)	Aaa	1,680,000	1,803,077
5.75% 7/1/05 (AMBAC Insured)	Aaa	1,650,000	1,808,087
5.75% 7/1/06 (AMBAC Insured)	Aaa	1,500,000	1,671,405
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	Aaa	9,805,000	9,928,249
(Long Island Jewish Med. Ctr. Proj.) 5% 7/1/08 (MBIA Insured)	Aaa	1,500,000	1,627,185
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	Aaa	2,175,000	1,611,197
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11	A3	3,000,000	3,281,460
Series F, 4.5% 8/15/28 (AMBAC Insured)	Aaa	5,000,000	4,510,700
(Mental Health Svcs. Facilities Proj.) Series B, 5.75% 2/15/11	A3	2,550,000	2,795,973
(Montefiore Med. Ctr. Proj.) Series 2000, 5.85% 8/1/40	Aa2	9,500,000	10,092,515
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	Aaa	1,595,000	1,656,982
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	Aaa	4,500,000	4,918,590
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	Aaa	755,000	816,986
5.5% 7/1/19 (AMBAC Insured)	Aaa	1,705,000	1,822,884
5.5% 7/1/20 (AMBAC Insured)	Aaa	860,000	911,050
Series A:
5.5% 7/1/10 (AMBAC Insured)	Aaa	7,650,000	8,559,815
5.75% 7/1/15 (MBIA Insured)	Aaa	2,295,000	2,641,178
5.75% 7/1/27 (MBIA Insured)	Aaa	5,000,000	5,593,300
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	Aaa	500,000	540,415
5% 7/1/07 (FSA Insured)	Aaa	1,290,000	1,402,772
5% 7/1/09 (FSA Insured)	Aaa	1,700,000	1,838,941
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	Aaa	$ 4,875,000	$ 4,970,501
(Rockefeller Univ. Proj.) Series 2002 A1, 5% 7/1/32	Aaa	7,000,000	6,958,630
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	Aaa	1,260,000	1,421,104
(Saint Vincent's Hosp. & Med. Ctr. Proj.):
6% 2/1/03 (AMBAC Insured)	Aaa	1,820,000	1,861,642
6% 8/1/03 (AMBAC Insured)	Aaa	1,875,000	1,959,225
(State Univ. Edl. Facilities Proj.):
Series A:
6.5% 5/15/05	A3	5,080,000	5,630,418
6.5% 5/15/06	A3	3,400,000	3,855,668
Series B, 7.5% 5/15/11	A3	2,365,000	2,893,554
5.5% 5/15/09	A3	3,000,000	3,317,100
5.95% 5/15/29 (FGIC Insured)	Aaa	2,750,000	2,998,545
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	Aaa	3,605,000	3,835,107
5.2% 2/15/13 (MBIA Insured)	Aaa	6,585,000	6,990,438
(Yeshiva Univ. Proj.):
Series 2001:
4% 7/1/04 (AMBAC Insured)	Aaa	200,000	208,126
5.375% 7/1/12 (AMBAC Insured)	Aaa	1,000,000	1,112,770
5.375% 7/1/13 (AMBAC Insured)	Aaa	800,000	881,336
5.375% 7/1/14 (AMBAC Insured)	Aaa	1,130,000	1,233,361
5.375% 7/1/17 (AMBAC Insured)	Aaa	370,000	396,148
5.375% 7/1/16 (AMBAC Insured)	Aaa	670,000	723,506
Series 1990 B, 7.5% 5/15/11 (e)	A3	1,135,000	1,424,709
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	Aaa	15,000,000	16,715,550
Series 2002 B:
6% 10/1/22 (MBIA Insured)	Aaa	2,775,000	3,134,252
6% 10/1/29 (MBIA Insured)	Aaa	5,600,000	6,227,816
5.8% 8/1/30	Aa2	3,000,000	3,187,530
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	A1	10,600,000	11,189,254
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	Aaa	1,000,000	1,131,480
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series C, 5% 6/15/19	Aaa	$ 4,000,000	$ 4,076,200
Series F:
4.875% 6/15/18	Aaa	3,000,000	3,053,970
4.875% 6/15/20	Aaa	3,555,000	3,572,277
5% 6/15/15	Aaa	3,000,000	3,128,850
5.25% 6/15/13	Aaa	3,980,000	4,261,864
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	Aaa	2,595,000	2,819,390
5.25% 11/15/16	Aaa	3,770,000	4,063,306
Series I:
5.25% 9/15/15 (b)	Aaa	2,085,000	2,262,934
5.25% 9/15/17 (b)	Aaa	2,395,000	2,568,733
Series C, 5.25% 6/15/16	Aaa	3,500,000	3,754,310
New York State Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	Aaa	2,000,000	2,314,380
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (e)	Aaa	1,595,000	1,863,662
7% 6/15/12	Aaa	190,000	193,055
Series B, 5.25% 6/15/14	Aaa	3,180,000	3,300,681
Series E:
6.25% 6/15/05	Aaa	1,200,000	1,302,384
6.5% 6/15/14	Aaa	130,000	132,025
5.75% 6/15/11	Aaa	3,405,000	3,904,445
(Pooled Ln. Prog.):
Series B, 5.2% 5/15/14	Aaa	1,115,000	1,228,306
Series C, 5.85% 7/15/15	Aaa	3,060,000	3,323,772
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (e)	Aaa	1,105,000	1,234,506
Series D:
5% 6/15/11	Aaa	3,645,000	3,858,123
5% 6/15/12	Aaa	2,000,000	2,111,460
5.125% 6/15/19	Aaa	5,000,000	5,114,100
6.3% 5/15/05	Aaa	1,145,000	1,269,931
6.3% 5/15/05 (Pre-Refunded to 11/15/04 @ 102) (e)	Aaa	855,000	961,824
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Poll. Cont. Rev.: - continued
Series D:
6.3% 11/15/05	Aaa	$ 1,255,000	$ 1,391,933
6.3% 11/15/05 (Pre-Refunded to 11/15/04 @ 102) (e)	Aaa	1,470,000	1,653,662
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (c)(d)	Aaa	10,700,000	10,792,876
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	Aaa	1,170,000	1,198,922
(Mental Health Svcs. Facilities Proj.) Series D, 7.4% 2/15/18	A3	140,000	143,196
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	Aa2	3,000,000	3,127,890
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	Aa2	2,000,000	2,080,400
Series 69, 4.7% 4/1/24 (d)	Aa2	4,930,000	4,949,769
5.5% 4/1/19 (AMBAC Insured) (d)	Aaa	4,500,000	4,634,190
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	Aa2	25,360,000	25,478,431
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (e)	Aaa	250,000	287,945
2.9%, tender 9/2/03 (c)	Aa2	15,000,000	15,237,450
2.9%, tender 9/2/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank (c)	Aa2	5,000,000	5,079,150
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	Aa3	3,000,000	3,052,170
Series E, 5.25% 1/1/12	Aa3	5,410,000	5,794,326
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	Aaa	5,175,000	5,404,770
Series B:
5.375% 4/1/17 (AMBAC Insured)	Aaa	5,000,000	5,377,650
5.375% 4/1/18 (AMBAC Insured)	Aaa	5,310,000	5,672,248
Series B1:
5.75% 4/1/14 (FGIC Insured)	Aaa	3,000,000	3,367,830
5.75% 4/1/15 (FGIC Insured)	Aaa	4,000,000	4,467,960
Series C, 5.5% 4/1/13 (MBIA Insured) (b)	AAA	5,000,000	5,563,850
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18 (b)	AA	$ 5,000,000	$ 5,396,350
5.5% 3/15/19 (b)	AA	5,460,000	5,848,697
5.5% 3/15/20 (b)	AA	3,500,000	3,718,330
New York State Thruway Auth. Svc. Contract Rev.:
(Local Hwy. & Bridge Proj.):
5.75% 4/1/16	A3	13,700,000	14,685,852
6% 4/1/11	A3	4,000,000	4,507,480
5.5% 4/1/16 (b)	AA-	3,000,000	3,258,300
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.):
Series 5, 5.9% 1/1/08	A3	1,455,000	1,586,037
5.625% 1/1/07 (AMBAC Insured)	Aaa	2,000,000	2,070,860
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (FSA Insured)	Aaa	6,340,000	6,391,798
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	Aaa	15,000	16,869
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625% 11/15/24 (d)	Baa1	3,000,000	3,119,460
Niagara Falls Gen. Oblig.:
(Pub. Impt. Proj.):
7.5% 3/1/08 (MBIA Insured)	Aaa	995,000	1,203,154
7.5% 3/1/10 (MBIA Insured)	Aaa	1,155,000	1,434,152
7.5% 3/1/11 (MBIA Insured)	Aaa	1,245,000	1,575,635
7.5% 3/1/16 (MBIA Insured)	Aaa	1,060,000	1,399,476
7.5% 3/1/17 (MBIA Insured)	Aaa	1,200,000	1,601,700
(Wtr. Treatment Plant Proj.) 7% 11/1/13 (MBIA Insured) (d)	Aaa	1,000,000	1,113,920
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	Aaa	500,000	560,260
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Polytechnic Institute Proj.) Series B, 5% 8/1/09 (AMBAC Insured)	Aaa	1,500,000	1,633,635
Rockland County Gen. Oblig. 6% 8/15/05 (AMBAC Insured)	Aaa	1,475,000	1,635,097
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	Aaa	2,000,000	2,120,520
Suffolk County Gen. Oblig. Series A, 6% 8/1/05 (AMBAC Insured)	Aaa	3,380,000	3,742,336
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	Baa1	$ 4,305,000	$ 4,409,741
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured) (b)	Aaa	1,130,000	1,181,381
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E:
6% 1/1/11	A3	4,000,000	4,607,400
7.25% 1/1/10	A3	9,870,000	11,573,463
Series A:
5.25% 1/1/17	Aa3	3,000,000	3,151,920
5.25% 1/1/28	Aa3	9,500,000	9,575,050
6% 1/1/11	Aa3	500,000	577,095
Series B:
5% 1/1/14	Aa3	4,290,000	4,617,198
5.2% 1/1/22	Aa3	9,870,000	9,985,874
5.2% 1/1/27 (FGIC Insured)	Aaa	3,000,000	3,030,270
5.2% 1/1/27 (MBIA Insured)	Aaa	2,000,000	2,020,180
5.3% 1/1/17	Aa3	75,000	78,550
5.5% 1/1/30	Aa3	2,015,000	2,071,581
Series Q, 6.75% 1/1/09	Aa3	1,000,000	1,168,490
Series Y:
5.5% 1/1/17	Aa3	15,425,000	17,271,373
6% 1/1/12	Aa3	19,250,000	22,366,383
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5% 1/1/15 (FGIC Insured)	Aaa	2,200,000	2,284,986
5.125% 1/1/11 (MBIA Insured)	Aaa	3,000,000	3,240,270
5.125% 1/1/12 (MBIA Insured)	Aaa	1,000,000	1,074,190
5.25% 1/1/11 (FGIC Insured)	Aaa	3,000,000	3,231,390
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	Aaa	5,000,000	5,009,750
Yonkers Gen. Oblig.:
Series 2001 A:
5% 12/15/11 (AMBAC Insured)	Aaa	1,415,000	1,541,218
5% 12/15/12 (AMBAC Insured)	Aaa	1,245,000	1,354,759
Series A:
6% 8/1/04 (FGIC Insured)	Aaa	1,020,000	1,102,079
6% 8/1/05 (FGIC Insured)	Aaa	1,080,000	1,193,465
			1,383,030,054
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York & New Jersey - 3.7%
Port Auth. New York & New Jersey:
107th Series, 6% 10/15/06 (d)	A1	$ 1,530,000	$ 1,707,648
120th Series:
5.75% 10/15/11 (MBIA Insured) (d)	Aaa	15,000,000	16,263,750
5.75% 10/15/12 (MBIA Insured) (d)	Aaa	15,530,000	16,838,403
124th Series, 5% 8/1/08 (d)	A1	9,875,000	10,601,504
99th Series, 7% 11/1/04 (FGIC Insured) (d)	Aaa	5,040,000	5,574,794
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (d)	Aaa	2,000,000	2,089,480
			53,075,579
Puerto Rico - 1.3%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured) (b)	Aaa	14,180,000	15,719,664
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	Baa3	3,660,000	3,687,999
			19,407,663
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,372,411,579)	1,455,513,296
NET OTHER ASSETS - (0.7)%	(10,509,331)
NET ASSETS - 100%	$ 1,445,003,965
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	26.0%
Transportation	17.1
Special Tax	13.8
Water & Sewer	11.2
Escrowed/Pre-Refunded	10.3
Electric Utilities	7.8
Education	7.3
Others* (individually less than 5%)	6.5
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $221,652,052 and $112,334,856, respectively.
Income Tax Information
At January 31, 2002, the fund had a capital loss carryforward of approximately $2,471,000 all of which will expire on January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,372,411,579) - See accompanying schedule		$ 1,455,513,296
Cash		27,239,067
Receivable for fund shares sold		3,015,082
Interest receivable		14,992,303
Redemption fees receivable		4,403
Other receivables		42,525
Total assets		1,500,806,676
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 47,612,944
Payable for fund shares redeemed	6,357,347
Distributions payable	1,236,708
Accrued management fee	450,891
Other payables and accrued expenses	144,821
Total liabilities		55,802,711
Net Assets		$ 1,445,003,965
Net Assets consist of:
Paid in capital		$ 1,351,725,869
Undistributed net investment income		740,533
Accumulated undistributed net realized gain (loss) on investments		9,435,846
Net unrealized appreciation (depreciation) on investments		83,101,717
Net Assets, for 109,426,177 shares outstanding		$ 1,445,003,965
Net Asset Value, offering price and redemption price per share ($1,445,003,965 ÷ 109,426,177 shares)		$ 13.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2002 (Unaudited)
Investment Income
Interest		$ 33,472,599
Expenses
Management fee	$ 2,593,195
Transfer agent fees	494,898
Accounting fees and expenses	160,827
Non-interested trustees' compensation	2,212
Custodian fees and expenses	10,037
Registration fees	25,805
Audit	18,139
Legal	13,172
Miscellaneous	38,241
Total expenses before reductions	3,356,526
Expense reductions	(205,715)	3,150,811
Net investment income (loss)		30,321,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		11,715,191
Change in net unrealized appreciation (depreciation) on investment securities		19,945,027
Net gain (loss)		31,660,218
Net increase (decrease) in net assets resulting from operations		$ 61,982,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2002 (Unaudited)	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,321,788	$ 59,374,544
Net realized gain (loss)	11,715,191	6,286,532
Change in net unrealized appreciation (depreciation)	19,945,027	4,774,391
Net increase (decrease) in net assets resulting from operations	61,982,006	70,435,467
Distributions to shareholders from net investment income	(30,093,348)	(59,075,145)
Share transactions Net proceeds from sales of shares	211,208,254	399,267,688
Reinvestment of distributions	22,807,279	45,043,535
Cost of shares redeemed	(153,165,657)	(321,135,867)
Net increase (decrease) in net assets resulting from share transactions	80,849,876	123,175,356
Redemption fees	11,432	27,247
Total increase (decrease) in net assets	112,749,966	134,562,925
Net Assets
Beginning of period	1,332,253,999	1,197,691,074
End of period (including undistributed net investment income of $740,533 and undistributed net investment income of $745,344, respectively)	$ 1,445,003,965	$ 1,332,253,999
Other Information Shares
Sold	16,260,588	31,004,334
Issued in reinvestment of distributions	1,756,434	3,502,720
Redeemed	(11,846,819)	(24,985,233)
Net increase (decrease)	6,170,203	9,521,821

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2002	Years ended January 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.900	$ 12.780	$ 11.740	$ 12.990	$ 12.940	$ 12.290
Income from Investment Operations
Net investment income (loss)	.287 D	.584 D, F	.614 D	.590 D	.602	.624
Net realized and unrealized gain (loss)	.308	.117 F	1.030	(1.230)	.205	.670
Total from investment operations	.595	.701	1.644	(.640)	.807	1.294
Distributions from net investment income	(.285)	(.581)	(.604)	(.589)	(.602)	(.624)
Distributions from net realized gain	-	-	-	(.006)	(.155)	(.020)
Distributions in excess of net realized gain	-	-	-	(.015)	-	-
Total distributions	(.285)	(.581)	(.604)	(.610)	(.757)	(.644)
Redemption fees added to paid in capital	- D	- D	-	-	-	-
Net asset value, end of period	$ 13.210	$ 12.900	$ 12.780	$ 11.740	$ 12.990	$ 12.940
Total Return B, C	4.67%	5.60%	14.34%	(5.03)%	6.45%	10.82%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.54%	.57%
Expenses net of voluntary waivers, if any	.49% A	.49%	.49%	.49%	.53%	.55%
Expenses net of all reductions	.46% A	.44%	.42%	.49%	.53%	.55%
Net investment income (loss)	4.46% A	4.54% F	4.96%	4.78%	4.67%	4.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,445,004	$ 1,332,254	$ 1,197,691	$ 1,007,447	$ 1,200,091	$ 1,133,668
Portfolio turnover rate	17% A	12%	23%	19%	25%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Effective February 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Money Market	0.59%	1.41%	14.81%	31.65%
New York Tax-Free Retail Money Market Funds Average	0.45%	1.14%	13.54%	29.11%

Cumulative total returns show the fund's performance over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 62 money market funds.

Average Annual Total Returns

Periods ended July 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Money Market	1.41%	2.80%	2.79%
New York Tax-Free Retail Money Market Funds Average	1.14%	2.57%	2.58%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Spartan New York Municipal Money Market Fund

Performance - continued

Yields

	7/29/02	4/29/02	1/28/02	10/29/01	7/30/01
Spartan New York Municipal Money Market Fund	1.11%	1.39%	1.16%	1.79%	2.24%

If Fidelity had not reimbursed certain fund expenses	1.08%	1.36%	1.13%	1.76%	-

New York Tax-Free Retail Money Market Funds Average	0.91%	1.13%	0.85%	1.50%	1.83%

Spartan New York Municipal Money Market Fund - Tax-equivalent	1.91%	2.39%	1.99%	3.07%	3.85%

If Fidelity had not reimbursed certain fund expenses	1.86%	2.34%	1.94%	3.02%	-

Portion of fund's income subject to state taxes	0.03%	0.01%	0.99%	0.58%	0.60%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the New York tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal, state and New York City income tax rate of 41.82%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Spartan New York Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Kim Miller, Portfolio Manager of Spartan New York Municipal Money Market Fund

Q. Kim, what was the investment environment like during the six months that ended July 31, 2002?

A. The environment shifted during the period. At the beginning, market sentiment was generally positive as the aggressive cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 helped lead to greater economic stability. Interest rates remained generally level as the Fed moved from a bias toward lowering rates to a more neutral stance. Market observers at that time expected the economy to continue its rebound and for the Fed to start raising short-term rates in late 2002. However, as we moved into the second quarter of this year, economic data that had been mixed to favorable became decidedly unfavorable. Employment and capacity utilization continued to be weak, and growth in gross domestic product (GDP) in the first quarter was revised downward from an annual rate of 6.5% to 5.0%. What's more, growth in GDP in the second quarter slowed to a 1.1% annual rate. In response, fears of a "double-dip" recession began to surface, with falling yields reflecting the expectation of continued economic weakness. Some market participants started to feel that the Fed might start cutting short-term rates again in order to bolster economic growth.

Q. How did the fiscal health of New York issuers influence your management of the fund?

A. Like many states and municipalities, New York issuers suffered from reduced tax revenues due to slower growth in 2001 and the first half of 2002. Furthermore, New York is quite dependent on capital gains taxes to fund operations. This source of revenue dwindled due to sharp declines in the stock market. As a result, the state government has wrestled with budget shortfalls. In response, I've become even more diligent when ascertaining the creditworthiness of the money market securities I choose for the fund, focusing on investments offering particular stability and safety. I found what I was looking for in securities issued by entities with healthy fund balances and a better history of fiscal discipline. These entities included school districts, cities and towns, all of which had a low reliance on state aid.

Q. What else can you tell us about your strategy?

A. At the beginning of the period, I let the fund's average maturity decline because the future course of interest rates remained uncertain. At the same time, I kept the maturity longer relative to the fund's peers to take advantage of opportunities further out on the yield curve. When the economy rebounded sharply in the first quarter, market yields started to reflect more aggressive Fed short-term interest rate increases than I anticipated. I also remained concerned about low manufacturing capacity utilization and weak employment reports. As a result, I continued to maintain a longer average maturity than the fund's peers. More recently, the possibility of Fed rate cuts influenced my decision-making as I looked for yield opportunities among all maturities, although I remained unconvinced that the Fed would make such a move.

Semiannual Report

Spartan New York Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on July 31, 2002, was 1.12%, compared to 1.17% six months ago. The more recent seven-day yield was the equivalent of a 1.92% taxable rate of return for New York investors in the 41.82% combined federal, state and New York City income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through July 31, 2002, the fund's six-month total return was 0.59%, compared to 0.45% for the New York tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. I expect a relatively stable interest rate environment for the next six to nine months, with the Fed looking to raise rates at some point in the spring of 2003. Economic data remains neutral enough for me to believe that a double-dip recession is not in the offing. In my opinion, the U.S. economy should remain strong enough to avoid a recession, but weak enough so that the Fed can remain on hold.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal income tax and New York State and City income taxes, as is consistent with the preservation of capital

Fund number: 422

Trading symbol: FSNXX

Start date: February 3, 1990

Size: as of July 31, 2002, more than $979 million

Manager: Kim Miller, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

Semiannual Report

Spartan New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/02	% of fund's investments 1/31/02	% of fund's investments 7/31/01
0 - 30	66.7	58.9	68.8
31 - 90	10.4	14.5	13.6
91 - 180	6.8	15.7	4.2
181 - 397	16.1	10.9	13.4
Weighted Average Maturity
	7/31/02	1/31/02	7/31/01
Spartan New York Municipal Money Market Fund	69 Days	62 Days	61 Days
New York Tax-Free Retail Money Market Funds Average *	53 Days	46 Days	49 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2002	As of January 31, 2002
Variable Rate Demand Notes (VRDNs) 62.8%	Variable Rate Demand Notes (VRDNs) 57.0%
Commercial Paper (including CP Mode) 5.7%	Commercial Paper (including CP Mode) 11.8%
Tender Bonds 4.0%	Tender Bonds 4.6%
Municipal Notes 20.8%	Municipal Notes 23.1%
Other Investments 5.1%	Other Investments 0.8%
Net Other Assets 1.6%	Net Other Assets 2.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan New York Municipal Money Market Fund

Investments July 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount	Value (Note 1)
New York - 93.6%
Albany City School District TAN 1.5% 10/28/02	$ 3,700,000	$ 3,700,881
Amherst Indl. Dev. Auth. Indl. Dev. Rev. (Maple Dev. Assoc. Proj.) Series 1986, 1.5%, LOC HSBC Bank USA, VRDN (c)(d)	4,400,000	4,400,000
Babylon Indl. Dev. Agcy. Indl. Dev. Rev. (Southern Container Corp. Proj.) 1.35%, LOC Fleet Bank NA, VRDN (c)(d)	1,800,000	1,800,000
Baldwin Union Free School District TAN:
2.25% 6/26/03	3,000,000	3,017,293
2.5% 6/26/03	5,000,000	5,039,841
Central Islip Union Free School District BAN 2.25% 7/26/03	5,300,000	5,333,310
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. 1.45%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,450,000	2,450,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 1.5%, LOC HSBC Bank USA, VRDN (c)(d)	2,400,000	2,400,000
Cold Spring Hbr. Central School District TAN 2.25% 6/27/03	4,000,000	4,023,846
East Meadow Union Free School District TAN 2.25% 6/26/03	11,000,000	11,065,352
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 1.45%, LOC HSBC Bank USA, VRDN (c)(d)	4,000,000	4,000,000
Elwood Union Free School District TAN 2.25% 6/26/03	3,000,000	3,017,812
Guilderland Central School District BAN 3% 6/5/03	7,682,500	7,755,690
Herkimer County Indl. Dev. Agcy. (H.M. Quackenbush, Inc. Proj.) Series 1988 A, 1.5%, LOC HSBC Bank USA, VRDN (c)(d)	340,000	340,000
Herricks Union Free School District TAN 2.25% 6/26/03	5,000,000	5,029,696
Huntington Unified Free School District TAN 2.25% 6/26/03	3,000,000	3,017,832
Lawrence Union Free School District TAN 2% 6/26/03 (b)	6,000,000	6,023,520
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series Merlots 98 65, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	4,995,000	4,995,000
Series Merlots 98 66, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	1,045,000	1,045,000
Series PA 522, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,900,000	12,900,000
Series PA 996, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,645,000	5,645,000
Series SG 125, 1.42% (Liquidity Facility Societe Generale) (c)(f)	5,200,000	5,200,000
Merrick Union Free School District BAN 2.5% 6/26/03	2,585,000	2,605,621
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 1.44% (Liquidity Facility Citibank NA, New York) (c)(f)	12,300,000	12,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN: - continued
Series EGL 98 3203, 1.44% (Liquidity Facility Citibank NA, New York) (c)(f)	$ 4,900,000	$ 4,900,000
Series EGL 98 3204, 1.44% (Liquidity Facility Citibank NA, New York) (c)(f)	4,100,000	4,100,000
Series PA 656, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,225,000	6,225,000
Metro. Trans. Auth. Rev. Participating VRDN:
Series FRRI 02 F, 0% (Liquidity Facility Bank of New York NA) (b)(c)(f)	1,600,000	1,600,000
Series PA 1036, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,995,000	6,995,000
Series PT 1466, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,935,000	10,935,000
Series Putters 258, 1.44% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000,000	5,000,000
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series Merlots 02 A43, 1.47% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,430,000	2,430,000
Series MS 01 686, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	11,035,000	11,035,000
Series MS 01 697X, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	5,235,000	5,235,000
Metro. Trans. Auth. Transit Facilities Rev.:
Series A:
1.4% 10/7/02, LOC ABN-AMRO Bank NV, CP	4,100,000	4,100,000
1.4% 11/8/02, LOC ABN-AMRO Bank NV, CP	3,500,000	3,500,000
Series B:
1.4% 9/19/02, LOC ABN-AMRO Bank NV, CP	3,900,000	3,900,000
1.4% 10/1/02, LOC ABN-AMRO Bank NV, CP	5,200,000	5,200,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 1.47% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	3,365,000	3,365,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 1.5%, LOC HSBC Bank USA, VRDN (c)(d)	800,000	800,000
(AJL Manufacturing Proj.) Series 1996 A, 1.7%, LOC Key Bank NA, VRDN (c)(d)	2,200,000	2,200,000
(Flower City Proj.) 1.6%, LOC Fleet Nat'l. Bank, VRDN (c)(d)	2,700,000	2,700,000
Nassau County Interim Fin. Auth.:
Participating VRDN Series SGA 00 108, 1.33% (Liquidity Facility Societe Generale) (c)(f)	8,450,000	8,450,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Nassau County Interim Fin. Auth.: - continued
BAN Series 2001 B2, 2.5% 9/12/02	$ 11,000,000	$ 11,011,866
New York City Gen. Oblig.:
Bonds:
Series 2002 A, 3% 8/1/03 (b)	8,900,000	9,023,087
Series 2003 B, 2% 8/15/02 (b)	7,300,000	7,301,606
Series A, 4.25% 8/1/02	500,000	500,000
Series B, 3% 8/1/03 (b)	8,880,000	9,001,034
Series E, 5.4% 2/15/03	4,000,000	4,080,067
Series G, 4% 8/1/03	9,800,000	10,027,819
Series J, 4.25% 8/1/02	1,000,000	1,000,000
Participating VRDN:
Series MS 01 525, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	6,190,000	6,190,000
Series MS 01 627, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	4,800,000	4,800,000
Series MS 584, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	10,500,000	10,500,000
Series SGB 35, 1.41% (Liquidity Facility Societe Generale) (c)(f)	4,000,000	4,000,000
Series 1994 E5, 1.55%, LOC JPMorgan Chase Bank, VRDN (c)	2,700,000	2,700,000
New York City Hsg. Dev. Corp. Multi-family Rev. (West 48th Street Dev. Proj.) Series 2001 A, 1.3%, LOC Fannie Mae, VRDN (c)(d)	10,000,000	10,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 1.45%, LOC Bank of America NA, VRDN (c)	3,000,000	3,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 1.5%, LOC JPMorgan Chase Bank, VRDN (c)(d)	3,000,000	3,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 3207, 1.44% (Liquidity Facility Citibank NA, New York) (c)(f)	7,115,000	7,115,000
Series Merlots 00 DDD, 1.36% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,990,000	3,990,000
Series PA 1022, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,200,000	9,200,000
Series PA 921, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000,000	5,000,000
Series PA 960, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,365,000	10,365,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series PA 995, 1.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 9,415,000	$ 9,415,000
Series SGB 25, 1.44% (Liquidity Facility Societe Generale) (c)(f)	5,700,000	5,700,000
Series SGB 26, 1.44% (Liquidity Facility Societe Generale) (c)(f)	13,000,000	13,000,000
Series 1, 1.4% 9/26/02, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series MSTC 01 116 Class A, 1.33%, tender 8/7/02 (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	5,955,000	5,955,000
Participating VRDN:
Series Merlots 99 G, 1.36% (Liquidity Facility Wachovia Bank NA) (c)(f)	11,300,000	11,300,000
Series Merlots A40, 1.47% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,170,000	5,170,000
Series MS 00 433, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	2,217,500	2,217,500
Series MS 01 680, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	4,000,000	4,000,000
Series MSTC 02 202, 1.33% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)(f)	14,995,000	14,995,000
Series PA 1043R, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,995,000	8,995,000
Series PT 1399, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	19,545,000	19,545,000
Series PT 647, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,000,000	10,000,000
BAN:
Series 2002 A, 3.25% 10/2/02	9,605,000	9,630,107
Series 3, 2.75% 11/13/02	39,500,000	39,602,321
New York City Trust Cultural Resources Rev. Participating VRDN Series SGA 91, 1.6% (Liquidity Facility Societe Generale) (c)(f)	1,000,000	1,000,000
New York State Dorm. Auth. Revs.:
Participating VRDN:
Series Merlots 00 A30, 1.36% (Liquidity Facility Wachovia Bank NA) (c)(f)	4,825,000	4,825,000
Series Merlots 00 G, 1.36% (Liquidity Facility Wachovia Bank NA) (c)(f)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series Merlots 00 X, 1.36% (Liquidity Facility Wachovia Bank NA) (c)(f)	$ 2,600,000	$ 2,600,000
Series Merlots 01 A65, 1.36% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,500,000	3,500,000
1.7% 9/11/02, CP	7,300,000	7,300,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series 2001 A3, 1.3%, LOC Barclays Bank PLC, VRDN (c)	19,000,000	19,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.):
Series 1985 A, 1.6%, tender 3/15/03, LOC JPMorgan Chase Bank (c)	4,000,000	4,000,000
Series 1985 B, 2.15%, tender 10/15/02, LOC JPMorgan Chase Bank (c)	3,800,000	3,800,000
Series 1985 D, 1.95%, tender 12/1/02, LOC Fleet Nat'l. Bank (c)	6,150,000	6,150,000
Participating VRDN Series MS 181, 1.44% (Liquidity Facility Morgan Stanley) (c)(d)(f)	4,000,000	4,000,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series MS 01 652, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	9,100,000	9,100,000
Series PT 1424, 1.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,500,000	10,500,000
New York State Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN:
Series EGL 94 3202, 1.44% (Liquidity Facility Citibank NA, New York) (c)(f)	2,085,000	2,085,000
Series PA 906R, 1.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,750,000	7,750,000
New York State Gen. Oblig. Bonds:
Series B, 2.6%, tender 8/7/02, LOC Dexia Cr. Local de France (c)	10,900,000	10,900,000
5% 10/15/02	5,555,000	5,590,924
New York State Hsg. Fin. Agcy. Rev.:
(66 West 38th Street Proj.) Series A, 1.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	3,200,000	3,200,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	12,200,000	12,200,000
Series 2001 A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(West 23rd Street Hsg. Proj.):
Series 2001 A, 1.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	$ 12,400,000	$ 12,400,000
Series A, 1.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	7,500,000	7,500,000
(Worth Street Hsg. Proj.):
Series 2001 A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	11,000,000	11,000,000
Series A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	8,100,000	8,100,000
New York State Mtg. Agcy. Rev.:
Bonds:
Series 33, 1.75%, tender 4/1/03 (c)(d)	5,200,000	5,200,000
Series B, 2.2%, tender 10/1/02 (c)(d)	7,000,000	7,000,000
Series PA 691R, 1.6%, tender 11/21/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)(g)	3,200,000	3,200,000
Participating VRDN:
Series Merlots 00 B, 1.41% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	7,195,000	7,195,000
Series Merlots 00 PP, 1.41% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	5,195,000	5,195,000
Series Merlots 97 J, 1.41% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	13,920,000	13,920,000
Series MSTC 00 89, 1.63% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(d)(f)	2,280,000	2,280,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Bonds Series CC, 5.125% 1/1/10 (Pre-Refunded to 1/1/03 @ 102) (e)	3,000,000	3,099,332
Series 1, 1.45% 10/11/02, CP	8,000,000	8,000,000
Series 2, 1.55% 8/28/02, CP	7,000,000	7,000,000
New York State Thruway Auth. 1.4% 11/7/02, CP	4,500,000	4,500,000
New York State Thruway Auth. Gen. Rev. BAN Series A, 3.25% 3/26/03	15,000,000	15,100,277
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 01 691, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	16,825,000	16,825,000
Series MSTC 9045, 1.37% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	2,800,000	2,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 00 3205, 1.44% (Liquidity Facility Citibank NA, New York) (c)(f)	$ 6,325,000	$ 6,324,400
Series EGL 00 3208, 1.44% (Liquidity Facility Citibank NA, New York) (c)(f)	4,900,000	4,900,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 1.36% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,700,000	2,700,000
North Hempstead Gen. Oblig. BAN 2.25% 2/13/03	8,300,000	8,329,354
Oswego County Indl. Dev. Agcy. Indl. Rev. (Engraph, Inc. Proj.) Series 1989, 1.55%, LOC Suntrust Bank, VRDN (c)(d)	2,320,000	2,320,000
Oswego County Indl. Dev. Agcy. Poll. Cont. Rev. (Philip Morris Co. Proj.) 1.45%, VRDN (c)	5,200,000	5,200,000
Plainview Old Bethpage Central School District TAN 2.25% 6/27/03	5,000,000	5,028,886
Riverhead Central School District BAN 3% 10/2/02	5,100,000	5,106,350
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.53%, LOC European American Bank Uniondale, VRDN (c)(d)	2,400,000	2,400,000
Rochester Gen. Oblig. BAN:
Series III, 3.25% 10/24/02	9,400,000	9,424,734
2.5% 3/5/03	4,200,000	4,219,544
Rockland County Indl. Dev. Agcy. Indl. Dev. Rev. (INSL-X Prod. Corp. Proj.) Series 1990, 1.5%, LOC Bank of New York NA, VRDN (c)(d)	1,800,000	1,800,000
Roslyn Union Free School District TAN 2% 6/26/03	5,000,000	5,018,600
Saint Lawrence County Indl. Dev. Agcy. Poll. Cont. Rev. (Aluminum Co. of America Proj.) Series B, 1.49%, VRDN (c)	5,000,000	5,000,000
Saint Lawrence County Indl. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 1.54%, VRDN (c)(d)	4,250,000	4,250,000
Schenectady County Indl. Dev. Agcy. Rev. (Super Steel Schenectady Proj.) Series 1996 A, 1.45%, LOC Key Bank NA, VRDN (c)(d)	2,500,000	2,500,000
Smithtown Central School District:
BAN 1.75% 10/16/02	2,000,000	2,001,520
TAN 2.25% 6/26/03	10,000,000	10,059,408
South Orangetown Central School District TAN 2.5% 11/27/02	5,000,000	5,017,083
Suffolk County Gen. Oblig. TAN 3% 9/10/02	2,800,000	2,803,373
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.45%, LOC Key Bank NA, VRDN (c)	2,400,000	2,400,000
Three Village Central School District TAN 2.25% 6/30/03	5,700,000	5,733,217
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series FRRI 00 N17, 1.35% (Liquidity Facility Bank of New York NA) (c)(f)	$ 23,200,000	$ 23,200,000
Series MS 01 598, 1.42% (Liquidity Facility Morgan Stanley) (c)(f)	7,190,000	7,190,000
West Babylon Union Free School District BAN 1.75% 8/9/02	2,400,000	2,400,184
West Irondequoit Central School District BAN 2.25% 6/17/03	4,800,000	4,827,738
Westchester County Indl. Dev. Agcy. Continuing Care Retirement Cmnty. Rev. (Hebrew Hosp.-Westchester Meadows Proj.) Series 2000 B, 1.35%, LOC BNP Paribas SA, VRDN (c)	3,700,000	3,700,000
		917,276,025
New York & New Jersey - 4.8%
Port Auth. New York & New Jersey:
Participating VRDN:
Series Putters 177, 1.46% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	2,100,000	2,100,000
Series ROC II R95, 1.44% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (c)(d)(f)	5,600,000	5,600,000
Series 1991, 1.5%, VRDN (c)(d)(g)	9,800,000	9,800,000
Series 1996 5, 1.6%, VRDN (c)	4,800,000	4,800,000
Series 1997 4B, 1.7%, VRDN (c)(d)	2,000,000	2,000,000
Series 4, 1.6%, VRDN (c)	4,400,000	4,400,000
Series B:
1.35% 9/3/02, CP	5,800,000	5,800,000
1.4% 10/9/02, CP	2,010,000	2,010,000
Port Auth. New York & New Jersey Spl. Oblig. Rev. Series 4, 1.5%, VRDN (c)(d)	10,000,000	10,000,000
		46,510,000
TOTAL INVESTMENT PORTFOLIO - 98.4%		963,786,025
NET OTHER ASSETS - 1.6%		15,707,962
NET ASSETS - 100%		$ 979,493,987
Total Cost for Income Tax Purposes $ 963,786,025
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,995,000 or 1.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York State Mtg. Agcy. Rev. Bonds Series PA 691R, 1.6%, tender 11/21/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/1/00	$ 3,200,000
Port Auth. New York & New Jersey Series 1991, 1.5%, VRDN	6/18/91	$ 9,800,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,000,000 or 1.3% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 963,786,025
Cash		35,024,760
Receivable for investments sold		10,007,614
Receivable for fund shares sold		473,404
Interest receivable		4,304,140
Other receivables		41,166
Total assets		1,013,637,109
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 32,949,247
Payable for fund shares redeemed	774,793
Distributions payable	91,368
Accrued management fee	325,352
Other payables and accrued expenses	2,362
Total liabilities		34,143,122
Net Assets		$ 979,493,987
Net Assets consist of:
Paid in capital		$ 979,467,991
Accumulated net realized gain (loss) on investments		25,996
Net Assets, for 979,348,498 shares outstanding		$ 979,493,987
Net Asset Value, offering price and redemption price per share ($979,493,987 ÷ 979,348,498 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2002 (Unaudited)
Investment Income
Interest		$ 7,520,482
Expenses
Management fee	$ 2,106,757
Non-interested trustees' compensation	1,578
Total expenses before reductions	2,108,335
Expense reductions	(329,616)	1,778,719
Net investment income		5,741,763
Net Realized Gain (Loss) on Investment securities		25,996
Net increase in net assets resulting from operations		$ 5,767,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2002 (Unaudited)	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,741,763	$ 21,199,576
Net realized gain (loss)	25,996	194,379
Net increase (decrease) in net assets resulting from operations	5,767,759	21,393,955
Distributions to shareholders from net investment income	(5,741,763)	(21,199,576)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	305,050,278	667,925,502
Reinvestment of distributions	5,208,310	18,983,935
Cost of shares redeemed	(271,160,423)	(650,904,850)
Net increase (decrease) in net assets and shares resulting from share transactions	39,098,165	36,004,587
Total increase (decrease) in net assets	39,124,161	36,198,966
Net Assets
Beginning of period	940,369,826	904,170,860
End of period	$ 979,493,987	$ 940,369,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2002	Years ended January 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.022	.036	.028	.030	.032
Distributions from net investment income	(.006)	(.022)	(.036)	(.028)	(.030)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	.59%	2.23%	3.68%	2.86%	3.01%	3.26%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.48%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.40% A	.47%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.37% A	.44%	.49%	.50%	.49%	.50%
Net investment income	1.18% A	2.22%	3.62%	2.82%	2.97%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 979,494	$ 940,370	$ 904,171	$ 809,088	$ 808,483	$ 786,679

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former account closeout fee. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended July 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity NY Municipal Money Market	0.52%	1.28%	14.30%	30.16%
New York Tax-Free Retail Money Market Funds Average	0.45%	1.14%	13.54%	29.11%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 62 money market funds.

Average Annual Total Returns

Periods ended July 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity NY Municipal Money Market	1.28%	2.71%	2.67%
New York Tax-Free Retail Money Market Funds Average	1.14%	2.57%	2.58%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity New York Municipal Money Market Fund
Performance - continued

Yields

	7/29/02	4/29/02	1/28/02	10/29/01	7/30/01

Fidelity New York Municipal Money Market Fund	1.03%	1.23%	0.99%	1.64%	2.22%

New York Tax-Free Retail Money Market Funds Average	0.91%	1.13%	0.85%	1.50%	1.83%

Fidelity New York Municipal Money Market Fund - Tax-equivalent	1.77%	2.11%	1.70%	2.82%	3.82%

Portion of fund's income subject to state taxes	0.01%	2.52%	2.02%	0.08%	0.09%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal, state and New York City income tax rate of 41.82%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Fidelity New York Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Kim Miller, Portfolio Manager of Fidelity New York Municipal Money Market Fund

Q. Kim, what was the investment environment like during the six months that ended July 31, 2002?

A. The environment shifted during the period. At the beginning, market sentiment was generally positive as the aggressive cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 helped lead to greater economic stability. Interest rates remained generally level as the Fed moved from a bias toward lowering rates to a more neutral stance. Market observers at that time expected the economy to continue its rebound and for the Fed to start raising short-term rates in late 2002. However, as we moved into the second quarter of this year, economic data that had been mixed to favorable became decidedly unfavorable. Employment and capacity utilization continued to be weak, and growth in gross domestic product (GDP) in the first quarter was revised downward from an annual rate of 6.5% to 5.0%. What's more, growth in GDP in the second quarter slowed to a 1.1% annual rate. In response, fears of a "double-dip" recession began to surface, with falling yields reflecting the expectation of continued economic weakness. Some market participants started to feel that the Fed might start cutting short-term rates again in order to bolster economic growth.

Q. How did the fiscal health of New York issuers influence your management of the fund?

A. Like many states and municipalities, New York issuers suffered from reduced tax revenues due to slower growth in 2001 and the first half of 2002. Furthermore, New York is quite dependent on capital gains taxes to fund operations. This source of revenue dwindled due to sharp declines in the stock market. As a result, the state government has wrestled with budget shortfalls. In response, I've become even more diligent when ascertaining the creditworthiness of the money market securities I choose for the fund, focusing on investments offering particular stability and safety. I found what I was looking for in securities issued by entities with healthy fund balances and a better history of fiscal discipline. These entities included school districts, cities and towns, all of which had a low reliance on state aid.

Q. What else can you tell us about your strategy?

A. At the beginning of the period, I let the fund's average maturity decline because the future course of interest rates remained uncertain. At the same time, I kept the maturity longer relative to the fund's peers to take advantage of opportunities further out on the yield curve. When the economy rebounded sharply in the first quarter, market yields started to reflect more aggressive Fed short-term interest rate increases than I anticipated. I also remained concerned about low manufacturing capacity utilization and weak employment reports. As a result, I continued to maintain a longer average maturity than the fund's peers. More recently, the possibility of Fed rate cuts influenced my decision-making as I looked for yield opportunities among all maturities, although I remained unconvinced that the Fed would make such a move.

Semiannual Report

Fidelity New York Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on July 31, 2002, was 1.01%, compared to 1.00% six months ago. The more recent seven-day yield was the equivalent of a 1.73% taxable rate of return for New York investors in the 41.82% combined federal, state and New York City income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through July 31, 2002, the fund's six-month total return was 0.52%, compared to 0.45% for the New York tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. I expect a relatively stable interest rate environment for the next six to nine months, with the Fed looking to raise rates at some point in the spring of 2003. Economic data remains neutral enough for me to believe that a double-dip recession is not in the offing. In my opinion, the U.S. economy should remain strong enough to avoid a recession, but weak enough so that the Fed can remain on hold.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal income tax and New York State and City income taxes, as is consistent with the preservation of capital

Fund number: 092

Trading symbol: FNYXX

Start date: July 6, 1984

Size: as of July 31, 2002, more than $2.5 billion

Manager: Kim Miller, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

Semiannual Report

Fidelity New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/02	% of fund's investments 1/31/02	% of fund's investments 7/31/01
0 - 30	68.5	62.9	69.3
31 - 90	8.1	11.5	11.5
91 - 180	8.1	13.6	5.6
181 - 397	15.3	12.0	13.6
Weighted Average Maturity
	7/31/02	1/31/02	7/31/01
Fidelity New York Municipal Money Market Fund	66 Days	60 Days	61 Days
New York Tax-Free Retail Money Market Funds Average *	53 Days	46 Days	49 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2002	As of January 31, 2002
Variable Rate Demand Notes (VRDNs) 61.9%	Variable Rate Demand Notes (VRDNs) 57.1%
Commercial Paper (including CP Mode) 6.0%	Commercial Paper (including CP Mode) 11.2%
Tender Bonds 4.6%	Tender Bonds 5.2%
Municipal Notes 21.2%	Municipal Notes 20.4%
Other Investments 3.8%	Other Investments 1.7%
Net Other Assets 2.5%	Net Other Assets 4.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Investments July 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount	Value (Note 1)
New York - 92.1%
Albany City School District TAN 1.5% 10/28/02	$ 9,700,000	$ 9,702,309
Amherst Indl. Dev. Auth. Indl. Dev. Rev. (Maple Dev. Assoc. Proj.) Series 1986, 1.5%, LOC HSBC Bank USA, VRDN (b)(c)	490,000	490,000
Amsterdam Indl. Dev. Agcy. Indl. Dev. Rev. (Longview Fiber Co. Proj.) Series 1987, 1.45%, LOC ABN-AMRO Bank NV, VRDN (b)	1,880,000	1,880,000
Babylon Indl. Dev. Agcy. Indl. Dev. Rev. (Southern Container Corp. Proj.) 1.35%, LOC Fleet Bank NA, VRDN (b)(c)	2,000,000	2,000,000
Bethpage Union Free School District TAN 2.5% 6/26/03	2,000,000	2,015,071
Binghamton Gen. Oblig. BAN 2.75% 9/26/02	13,056,000	13,066,777
Carmel Central School District TAN 1.5% 10/31/02	5,000,000	5,001,209
Central Islip Union Free School District BAN 2.25% 7/26/03	13,700,000	13,786,104
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. 1.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,410,000	4,410,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 1.64%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(c)	1,660,000	1,660,000
(Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 1.5%, LOC HSBC Bank USA, VRDN (b)(c)	700,000	700,000
Cold Spring Hbr. Central School District TAN 2.25% 6/27/03	4,000,000	4,023,846
Deer Park Union Free School District TAN 2.25% 6/26/03	12,500,000	12,574,260
East Irondequoit Central School District BAN 3% 4/23/03	9,000,000	9,051,751
East Moriches Union Free School District BAN 2.75% 7/17/03	12,000,000	12,125,655
East Syracuse-Minoa Central School District BAN 2.75% 12/13/02	3,709,549	3,719,955
Elwood Union Free School District BAN 2.75% 12/20/02	6,000,000	6,022,089
Guilderland Central School District TAN 1.5% 11/1/02	5,200,000	5,201,265
Harborfields Central School District Greenlawn TAN 2.25% 6/26/03	10,000,000	10,059,373
Herricks Union Free School District TAN 2.25% 6/26/03	5,000,000	5,029,696
Huntington Unified Free School District TAN 2.25% 6/26/03	15,000,000	15,089,158
Jefferson County Indl. Dev. Agcy. Indl. Dev. Rev. (Fisher Gauge Facilities Proj.) Series 1996, 1.4%, LOC Fleet Bank NA, VRDN (b)(c)	2,100,000	2,100,000
Johnson City Gen. Oblig. BAN 3% 5/30/03	9,000,000	9,081,838
Lawrence Union Free School District TAN 2% 6/26/03 (a)	7,500,000	7,529,400
Massapequa Union Free School District TAN 2.25% 6/26/03	10,000,000	10,054,993
Metro. Trans. Auth. Dedicated Tax Fund:
Bonds Series A, 4% 11/15/02	10,260,000	10,321,042
Participating VRDN:
Series EGL 98 3203, 1.44% (Liquidity Facility Citibank NA, New York) (b)(e)	6,700,000	6,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Dedicated Tax Fund: - continued
Participating VRDN:
Series EGL 98 3204, 1.44% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 8,900,000	$ 8,900,000
Series PA 619, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,995,000	6,995,000
Metro. Trans. Auth. Rev. Participating VRDN Series FRRI 02 F, 0% (Liquidity Facility Bank of New York NA) (a)(b)(e)	4,080,000	4,080,000
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, 1.44% (Liquidity Facility Citibank NA, New York) (b)(e)	8,100,000	8,100,000
Series MS 01 678, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	30,350,000	30,350,000
Series PT 1439, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,375,000	7,375,000
Metro. Trans. Auth. Transit Facilities Rev.:
Participating VRDN Series Merlots 00 F, 1.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	11,165,000	11,165,000
Series A:
1.4% 10/7/02, LOC ABN-AMRO Bank NV, CP	26,400,000	26,400,000
1.4% 11/8/02, LOC ABN-AMRO Bank NV, CP	6,300,000	6,300,000
1.4% 11/8/02, LOC ABN-AMRO Bank NV, CP	9,000,000	9,000,000
Series B:
1.4% 9/19/02, LOC ABN-AMRO Bank NV, CP	10,100,000	10,100,000
1.4% 10/1/02, LOC ABN-AMRO Bank NV, CP	13,300,000	13,300,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 1.47% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	5,600,000	5,600,000
Monroe County Gen. Oblig. BAN 2.5% 12/20/02	11,200,000	11,244,735
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 1.5%, LOC HSBC Bank USA, VRDN (b)(c)	310,000	310,000
(AJL Manufacturing Proj.) Series 1996 A, 1.7%, LOC Key Bank NA, VRDN (b)(c)	3,565,000	3,565,000
(Flower City Proj.) 1.6%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	3,235,000	3,235,000
(Hover-Davis, Inc. Proj.) Series 2000, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,425,000	2,425,000
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (CR/PL, Inc. Proj.) Series 1985, 1.9%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)	4,930,000	4,930,000
Nassau County Interim Fin. Auth.:
Participating VRDN Series SGA 00 108, 1.33% (Liquidity Facility Societe Generale) (b)(e)	26,100,000	26,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Nassau County Interim Fin. Auth.: - continued
BAN Series 2001 B2:
2.5% 9/12/02	$ 17,700,000	$ 17,719,088
2.5% 12/5/02	5,000,000	5,013,572
New York City Gen. Oblig.:
Bonds:
Series 1998 F, 4.5% 8/1/02	2,000,000	2,000,000
Series 2002 A, 3% 8/1/03 (a)	22,815,000	23,130,531
Series 2003 B, 2% 8/15/02 (a)	18,795,000	18,799,135
Series B, 6.4% 10/1/02	3,300,000	3,325,679
Series E, 5.4% 2/15/03	6,235,000	6,337,521
Series G, 4% 8/1/03	25,300,000	25,888,144
Participating VRDN:
Series MS 00 394, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	6,915,000	6,915,000
Series MS 01 525, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	720,000	720,000
Series MS 01 595, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	4,645,000	4,645,000
Series MS 01 627, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	12,560,000	12,560,000
Series SGB 35, 1.41% (Liquidity Facility Societe Generale) (b)(e)	9,000,000	9,000,000
Sub Series 1996 J2, 1.35%, LOC Commerzbank AG, VRDN (b)	2,900,000	2,900,000
New York City Health & Hosp. Corp. Rev. Series A, 1.3%, LOC JPMorgan Chase Bank, VRDN (b)	7,900,000	7,900,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(One Columbus Place Dev. Proj.) Series A, 1.25%, LOC Fannie Mae, VRDN (b)(c)	37,200,000	37,200,000
(West 43rd Street Proj.) Series 1999 A, 1.25%, LOC Fannie Mae, VRDN (b)(c)	8,200,000	8,200,000
Series 2001 A, 1.3%, LOC Fannie Mae, VRDN (b)(c)	35,000,000	35,000,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(Fountains Proj.) Series A, 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	4,000,000	4,000,000
(Lafayette Proj.) Series 2001 A, 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	1,750,000	1,750,000
(Spring Creek IV Proj.) Series 2000 A, 1.3%, LOC Fleet Bank NA, VRDN (b)(c)	6,000,000	6,000,000
(West 48th Street Dev. Proj.) Series 2001 A, 1.3%, LOC Fannie Mae, VRDN (b)(c)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rev.: - continued
(West 55th Street Dev. Proj.) 1.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	$ 55,200,000	$ 55,200,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)	4,600,000	4,600,000
(Peninsula Hosp. Ctr. Proj.) Series 1998, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)	2,125,000	2,125,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. Participating VRDN Series PT 459, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	4,350,000	4,350,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 1.5%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,000,000	4,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Air Express Int'l. Corp. Proj.) Series 1997, 1.35%, LOC Wachovia Bank NA, VRDN (b)(c)	9,000,000	9,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 97 A2, 1.41% (Liquidity Facility Bank of America NA) (b)(e)	6,345,000	6,345,000
Series EGL 3207, 1.44% (Liquidity Facility Citibank NA, New York) (b)(e)	13,900,000	13,900,000
Series Merlots 00 DDD, 1.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,970,000	7,970,000
Series MS 01 599, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	9,835,000	9,835,000
Series MS 01 687, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	18,860,000	18,860,000
Series PA 1022, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	24,425,000	24,425,000
Series PA 921, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	38,270,000	38,270,000
Series PA 960, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	21,530,000	21,530,000
Series Putters 198, 1.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995,000	4,995,000
Series SGB 25, 1.44% (Liquidity Facility Societe Generale) (b)(e)	37,400,000	37,400,000
Series SGB 26, 1.44% (Liquidity Facility Societe Generale) (b)(e)	27,000,000	27,000,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series MSTC 01 116 Class A, 1.33%, tender 8/7/02 (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	11,600,000	11,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series EGL 00 3203, 1.44% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 5,000,000	$ 5,000,000
Series EGL 00 3206, 1.44% (Liquidity Facility Citibank NA, New York) (b)(e)	13,000,000	13,000,000
Series Merlots 99 G, 1.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	22,695,000	22,695,000
Series Merlots A40, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(e)	19,610,000	19,610,000
Series MS 00 433, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	2,000,000	2,000,000
Series MS 01 680, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	10,520,000	10,520,000
Series MS 01 698, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	21,000,000	21,000,000
Series PA 536, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,445,000	6,445,000
Series PA 618, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,995,000	6,995,000
Series PA 823, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,500,000	8,500,000
Series PT 647, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,475,000	3,475,000
Series Putters 129, 1.44% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	12,915,000	12,915,000
BAN Series 3, 2.75% 11/13/02	97,460,000	97,713,370
New York City Trust Cultural Resources Rev. Participating VRDN Series MS 01 596, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	3,300,000	3,300,000
New York Local Govt. Assistance Corp. Bonds Series MS 01 543, 1.6%, tender 12/5/02 (Liquidity Facility Morgan Stanley) (b)(e)(f)	8,507,500	8,507,500
New York State Dorm. Auth. Revs.:
Participating VRDN:
Series BA 01 D, 1.41% (Liquidity Facility Bank of America NA) (b)(e)	2,900,000	2,900,000
Series Merlots 00 G, 1.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	15,620,000	15,620,000
Series Merlots 00 X, 1.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,900,000	4,900,000
Series Merlots 01 A30, 1.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,995,000	2,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series MS 01 600, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	$ 24,775,000	$ 24,775,000
Series SGA 01 132, 1.33% (Liquidity Facility Societe Generale) (b)(e)	2,000,000	2,000,000
1.7% 9/11/02, CP	19,500,000	19,500,000
New York State Energy Research & Dev. Auth. Elec. Facilities Rev. Bonds (Long Island Ltg. Co. Proj.) Series A, 6.9% 8/1/22 (Pre-Refunded to 1/21/03 @ 102) (c)(d)	10,200,000	10,619,751
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.):
Series 1985 A, 1.6%, tender 3/15/03, LOC JPMorgan Chase Bank (b)	10,295,000	10,295,000
Series 1985 B, 2.15%, tender 10/15/02, LOC JPMorgan Chase Bank (b)	8,700,000	8,700,000
Series 1985 D, 1.95%, tender 12/1/02, LOC Fleet Nat'l. Bank (b)	5,000,000	5,000,000
Participating VRDN Series MS 181, 1.44% (Liquidity Facility Morgan Stanley) (b)(c)(e)	6,870,000	6,870,000
(Niagara Mohawk Pwr. Corp. Proj.):
Series 1988 A, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)(c)	7,500,000	7,500,000
Series B, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)(c)	36,700,000	36,700,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series MS 01 652, 1.42% (Liquidity Facility Morgan Stanley) (b)(e)	23,015,000	23,015,000
Series ROC II R164, 1.44% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)	12,815,000	12,815,000
New York State Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN Series EGL 94 3202, 1.44% (Liquidity Facility Citibank NA, New York) (b)(e)	10,000,000	10,000,000
New York State Gen. Oblig. Bonds Series B, 2.6%, tender 8/7/02, LOC Dexia Cr. Local de France (b)	25,700,000	25,700,000
New York State Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
1.25%, LOC Fannie Mae, VRDN (b)(c)	17,400,000	17,400,000
1.25%, LOC Fannie Mae, VRDN (b)(c)	18,450,000	18,450,000
1.25%, LOC Fannie Mae, VRDN (b)(c)	11,300,000	11,300,000
(1500 Lexington Ave. Hsg. Proj.) Series 2002 A, 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	20,300,000	20,300,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 1.25%, LOC Fannie Mae, VRDN (b)(c)	50,400,000	50,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	$ 7,500,000	$ 7,500,000
(350 West 43rd Street Proj.) Series 2001 A, 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	2,450,000	2,450,000
(360 West 43rd Street Hsg. Proj.) Series A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	12,000,000	12,000,000
(66 West 38th Street Proj.) Series A, 1.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	14,200,000	14,200,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 1.35%, LOC Fannie Mae, VRDN (b)(c)	13,400,000	13,400,000
Series 1999 A, 1.35%, LOC Fannie Mae, VRDN (b)(c)	21,400,000	21,400,000
(East 39th Street Hsg. Proj.) Series A, 1.35%, LOC Fannie Mae, VRDN (b)(c)	1,700,000	1,700,000
(Normandie Court II Proj.) Series 1999 A, 1.25%, LOC Freddie Mac, VRDN (b)(c)	2,400,000	2,400,000
(South Cove Plaza Proj.) Series A, 1.35%, LOC Freddie Mac, VRDN (b)(c)	1,790,000	1,790,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	5,100,000	5,100,000
(Victory Hsg. Proj.):
Series 2000 A, 1.35%, LOC Key Bank NA, VRDN (b)(c)	16,000,000	16,000,000
Series 2001 A, 1.35%, LOC Key Bank NA, VRDN (b)(c)	34,000,000	34,000,000
Series 2002 A, 1.35% (Liquidity Facility Key Bank NA), VRDN (b)(c)	16,000,000	16,000,000
(West 23rd Street Hsg. Proj.) Series A, 1.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	19,500,000	19,500,000
(Worth Street Hsg. Proj.):
Series 2001 A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	10,000,000	10,000,000
Series A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	21,100,000	21,100,000
New York State Med. Care Facilities Fin. Agcy. Rev. Participating VRDN Series PT 411, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,260,000	3,260,000
New York State Mtg. Agcy. Rev.:
Bonds:
Series 33, 1.75%, tender 4/1/03 (b)(c)	38,360,000	38,360,000
Series B, 2.2%, tender 10/1/02 (b)(c)	15,000,000	15,000,000
Series PA 691R, 1.6%, tender 11/21/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)(f)	6,790,000	6,790,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Mtg. Agcy. Rev.: - continued
Participating VRDN:
Series Merlots 00 A33, 1.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 6,930,000	$ 6,930,000
Series Merlots 00 B, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	12,785,000	12,785,000
Series Merlots 00 B3, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	4,790,000	4,790,000
Series Merlots 00 PP, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	10,800,000	10,800,000
Series Merlots 97 J, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	2,185,000	2,185,000
Series MSTC 00 89, 1.63% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(e)	2,715,000	2,715,000
Series PA 29, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	6,000,000	6,000,000
Series PA 410, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	4,670,000	4,670,000
Series PT 1204, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	7,190,000	7,190,000
Series PT 15A, 1.44% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)(e)	11,380,000	11,380,000
Series PT 15B, 1.44% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)(e)	520,000	520,000
Series PT 322, 1.45% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)(e)	7,275,000	7,275,000
Series ROC II R172, 1.44% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)(e)	9,660,000	9,660,000
Series ROC II R181, 1.44% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)(e)	6,000,000	6,000,000
Series ROC II R97, 1.49% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)(e)	6,145,000	6,145,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1, 1.45% 10/11/02, CP	20,200,000	20,200,000
Series 2:
1.4% 8/20/02, CP	2,000,000	2,000,000
1.55% 8/28/02, CP	48,200,000	48,200,000
New York State Thruway Auth. Gen. Rev.:
Participating VRDN:
Series SG 121, 1.41% (Liquidity Facility Societe Generale) (b)(e)	6,565,000	6,565,000
Series SGA 66, 1.33% (Liquidity Facility Societe Generale) (b)(e)	18,900,000	18,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Gen. Rev.: - continued
BAN Series A, 3.25% 3/26/03	$ 35,000,000	$ 35,233,979
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MSTC 9045, 1.37% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	7,190,000	7,190,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3208, 1.44% (Liquidity Facility Citibank NA, New York) (b)(e)	9,950,000	9,950,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 1.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,300,000	5,300,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 1.47% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,495,000	3,495,000
Niskayuna Central School District BAN 2.75% 4/1/03	6,613,000	6,642,314
North Hempstead Gen. Oblig. BAN 2.25% 2/13/03	21,700,000	21,776,745
Northport-East Northport Union Free School District TAN 2.25% 6/30/03	5,000,000	5,031,411
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Albany Molecular Research Proj.) 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	5,490,000	5,490,000
Oswego County Indl. Dev. Agcy. Poll. Cont. Rev. (Philip Morris Co. Proj.) 1.45%, VRDN (b)	9,500,000	9,500,000
Plainview Old Bethpage Central School District TAN:
2.25% 6/27/03	5,000,000	5,028,886
2.5% 6/27/03	5,000,000	5,040,007
Riverhead Central School District BAN 3% 10/2/02	11,804,000	11,818,697
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.53%, LOC European American Bank Uniondale, VRDN (b)(c)	3,420,000	3,420,000
Rochester Gen. Oblig. BAN:
Series III, 3.25% 10/24/02	21,900,000	21,957,626
2.5% 3/5/03	10,800,000	10,850,255
Saint Lawrence County Indl. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 1.54%, VRDN (b)(c)	6,600,000	6,600,000
Smithtown Central School District TAN 2.25% 6/26/03	32,000,000	32,190,106
Suffolk County Gen. Oblig. TAN:
Series I, 2.25% 8/15/02	25,000,000	25,007,438
3% 9/10/02	7,200,000	7,208,674
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.45%, LOC Key Bank NA, VRDN (b)	2,025,000	2,025,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Sweet Home Central School District Amherst & Tonawanda TAN 1.5% 11/15/02	$ 6,000,000	$ 6,001,189
Syosset Central School District BAN 2.25% 10/15/02	5,500,000	5,508,960
Three Village Central School District TAN 2.25% 6/30/03	14,800,000	14,886,247
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series FRRI 00 N17, 1.35% (Liquidity Facility Bank of New York NA) (b)(e)	60,200,000	60,200,000
Series PA 956, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,000,000	5,000,000
Ulster County Gen. Oblig. BAN 2.75% 11/21/02	5,149,852	5,162,246
Victor Central School District BAN 2.25% 6/30/03	5,973,675	6,006,924
West Babylon Union Free School District BAN 1.75% 8/9/02	3,000,000	3,000,230
West Irondequoit Central School District BAN 2.25% 6/17/03	12,200,000	12,270,502
Westchester County Indl. Dev. Agcy. Continuing Care Retirement Cmnty. Rev. (Hebrew Hosp.-Westchester Meadows Proj.) Series 2000 B, 1.35%, LOC BNP Paribas SA, VRDN (b)	7,000,000	7,000,000
Williamsville Central School District BAN 2.25% 6/26/03	13,400,000	13,477,242
Wyoming County Indl. Dev. Agcy. Indl. Dev. Rev. (American Precision Proj.) Series 1988 A, 1.5%, LOC HSBC Bank USA, VRDN (b)(c)	200,000	200,000
		2,359,039,495
New York & New Jersey - 4.8%
Port Auth. New York & New Jersey:
Participating VRDN:
Series Merlots 00 Z, 1.41% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	5,060,000	5,060,000
Series Putters 177, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	5,400,000	5,400,000
Series RobIns 10, 1.44% (Liquidity Facility Bank of New York NA) (b)(c)(e)	12,655,000	12,655,000
Series ROC II R42, 1.44% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)(e)	6,155,000	6,155,000
Series ROC II R95, 1.44% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)(e)	12,600,000	12,600,000
Series SG 96 52, 1.44% (Liquidity Facility Societe Generale) (b)(c)(e)	3,400,000	3,400,000
Series 1996 1, 1.6%, VRDN (b)	5,000,000	5,000,000
Series 1996 4, 1.6%, VRDN (b)	4,200,000	4,200,000
Series 1997 1C, 1.6%, VRDN (b)	3,800,000	3,800,000
Series 1997 1D, 1.6%, VRDN (b)	4,500,000	4,500,000
Series 1997 2, 1.7%, VRDN (b)(c)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey: - continued
Series 1997 3A, 1.6%, VRDN (b)	$ 10,200,000	$ 10,200,000
Series 1997 3B, 1.6%, VRDN (b)	8,300,000	8,300,000
Series 1997 4A, 1.7%, VRDN (b)(c)	2,300,000	2,300,000
Series 2001 2, 1.6%, VRDN (b)(c)	11,500,000	11,500,000
Series 3, 1.6%, VRDN (b)	6,600,000	6,600,000
Port Auth. New York & New Jersey Spl. Oblig. Rev. Participating VRDN Series Putters 192, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	19,395,000	19,395,000
		122,665,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 01 A107, 1.31% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,985,000	9,985,000
Puerto Rico Hsg. Fin. Corp. Home Mtg. Rev. Participating VRDN Series Putters 257, 1.43% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	6,995,000	6,995,000
		16,980,000
TOTAL INVESTMENT PORTFOLIO - 97.5%		2,498,684,495
NET OTHER ASSETS - 2.5%		63,164,690
NET ASSETS - 100%		$ 2,561,849,185
Total Cost for Income Tax Purposes $ 2,498,684,495
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York Local Govt. Assistance Corp. Bonds Series MS 01 543, 1.6%, tender 12/5/02 (Liquidity Facility Morgan Stanley)	6/10/02	$ 8,507,500
New York State Mtg. Agcy. Rev. Bonds Series PA 691R, 1.6%, tender 11/21/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/1/00	$ 6,790,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,297,500 or 0.6% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 2,498,684,495
Cash		60,314,077
Receivable for investments sold		30,022,841
Receivable for fund shares sold		17,628,694
Interest receivable		11,225,303
Other receivables		75,568
Total assets		2,617,950,978
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 53,539,158
Payable for fund shares redeemed	1,410,627
Distributions payable	53,023
Accrued management fee	802,635
Other payables and accrued expenses	296,350
Total liabilities		56,101,793
Net Assets		$ 2,561,849,185
Net Assets consist of:
Paid in capital		$ 2,561,755,072
Accumulated net realized gain (loss) on investments		94,113
Net Assets, for 2,561,298,446 shares outstanding		$ 2,561,849,185
Net Asset Value, offering price and redemption price per share ($2,561,849,185 ÷ 2,561,298,446 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2002 (Unaudited)
Investment Income
Interest		$ 19,217,646
Expenses
Management fee	$ 4,805,003
Transfer agent fees	1,391,937
Accounting fees and expenses	123,451
Non-interested trustees' compensation	4,261
Custodian fees and expenses	20,682
Registration fees	27,574
Audit	14,339
Legal	12,145
Total expenses before reductions	6,399,392
Expense reductions	(440,943)	5,958,449
Net investment income		13,259,197
Net Realized Gain (Loss) on Investment securities		94,096
Net increase in net assets resulting from operations		$ 13,353,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2002 (Unaudited)	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,259,197	$ 44,622,719
Net realized gain (loss)	94,096	400,634
Net increase (decrease) in net assets resulting from operations	13,353,293	45,023,353
Distributions to shareholders from net investment income	(13,259,197)	(44,622,719)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,945,010,077	5,516,724,748
Reinvestment of distributions	13,089,667	44,037,334
Cost of shares redeemed	(2,861,847,007)	(5,049,140,390)
Net increase (decrease) in net assets and shares resulting from share transactions	96,252,737	511,621,692
Total increase (decrease) in net assets	96,346,833	512,022,326
Net Assets
Beginning of period	2,465,502,352	1,953,480,026
End of period	$ 2,561,849,185	$ 2,465,502,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2002	Years ended January 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.005	.021	.035	.027	.029	.031
Distributions from net investment income	(.005)	(.021)	(.035)	(.027)	(.029)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	.52%	2.14%	3.61%	2.78%	2.91%	3.13%
Ratios to Average Net Assets D
Expenses before expense reductions	.51% A	.52%	.54%	.56%	.58%	.61%
Expenses net of voluntary waivers, if any	.51% A	.52%	.54%	.56%	.58%	.61%
Expenses net of all reductions	.47% A	.48%	.53%	.56%	.58%	.61%
Net investment income	1.05% A	2.09%	3.55%	2.75%	2.86%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,561,849	$ 2,465,502	$ 1,953,480	$ 1,565,236	$ 1,256,404	$ 1,082,642

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the income fund) is a fund of Fidelity New York Municipal Trust. Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (the money market funds) are funds of Fidelity New York Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. On April 18, 2002, the Board of Trustees of the income fund approved the creation of additional classes of shares; Class A, Class T, Class B, Class C and Institutional Class shares. Each class will differ with respect to it's distribution and service plan, front-end sales loads and contingent deferred sales charges. Offering of these new classes will commence on or about August 1, 2002. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of New York. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market funds. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end for the income fund was as follows:

Unrealized appreciation	$ 84,795,175	|
Unrealized depreciation	(311,162)
Net unrealized appreciation (depreciation)	84,484,013
Cost for federal income tax purposes	$ 1,371,029,283

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the income fund and Fidelity New York Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan New York Municipal Income Fund	.25%	.13%	.38%
Fidelity New York Municipal Money Market Fund	.25%	.13%	.38%

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR and its affiliates provide Spartan New York Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New York Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan New York Municipal Income Fund	.07%	|
Fidelity New York Municipal Money Market Fund	.11%	|

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New York Municipal Money Market Fund	$ 8,604
Fidelity New York Municipal Money Market Fund	$ 12,545

Semiannual Report

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan New York Municipal Money Market Fund	.40%	$ 146,033

Through arrangements with the income fund's and Fidelity New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan New York Municipal Income Fund	$ 10,037	$ 195,678
Fidelity New York Municipal Money Market Fund	$ 20,682	$ 420,261

In addition, through an arrangement with Spartan New York Municipal Money Market Fund's custodian and transfer agent, $183,583 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NYS-SANN-0902 158001
1.536272.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com